Leases and Restricted Cash - Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Head Lease Receipts [Member]
Estimated future minimum rental payments to be received and paid under the lease contracts
2014	$ 28,828
2015	22,188
2016	21,242
2017	21,242
2018	21,242
Thereafter	217,821
Total	332,563
Sublease Payments [Member]
Estimated future minimum rental payments to be received and paid under the lease contracts
2014	24,779
2015	24,779
2016	24,779
2017	24,779
2018	24,779
Thereafter	254,105
Total	$ 378,000